Acquisitions, Acquired Intangible Assets, and Goodwill - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2020	Jul. 28, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Acquisition-related costs			$ 283,000		$ 452,000
Amortization expense			$ 55,000	$ 0	$ 171,000	$ 0	$ 69,000
Prowly
Business Acquisition [Line Items]
Outstanding capital acquired	100.00%
Cash consideration for acquisition	$ 3,317,000
Liabilities for post-closing claims	$ 497,000
Liabilities for post-closing claims, term	18 months
Acquisition-related costs							420,000
Maximum additional consideration payable	$ 2,750,000
Maximum additional consideration payable, term	3 years
Compensation expense							$ 328,000
Identifiable intangible assets	$ 1,262,000
Prowly | Developed technology
Business Acquisition [Line Items]
Intangible assets amortization period	6 years
Prowly | Trade name
Business Acquisition [Line Items]
Intangible assets amortization period	3 years
Prowly | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Fair value of awards granted		$ 291,000